Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.60%
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.20%)
Innovator Emerging Markets Power Buffer ETF™ - April | iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)